Convertible Redeemable Preferred Shares - Activities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥) shares
Temporary Equity [Line Items]
Conversion of convertible redeemable preferred shares upon IPO	¥ (1,446,168)
Preferred Shares
Temporary Equity [Line Items]
Balance	¥ 1,395,949
Balance (in shares) | shares	43,822,479
Accretions of Preferred Shares to Redemption value	¥ 50,219
Conversion of convertible redeemable preferred shares upon IPO	¥ (1,446,168)
Number of shares redesignated | shares	(43,822,479)
Series A preferred shares
Temporary Equity [Line Items]
Balance	¥ 30,440
Balance (in shares) | shares	8,000,000
Accretions of Preferred Shares to Redemption value	¥ 1,094
Conversion of convertible redeemable preferred shares upon IPO	¥ (31,534)
Number of shares redesignated | shares	(8,000,000)
Series B preferred shares
Temporary Equity [Line Items]
Balance	¥ 99,075
Balance (in shares) | shares	10,476,190
Accretions of Preferred Shares to Redemption value	¥ 3,743
Conversion of convertible redeemable preferred shares upon IPO	¥ (102,818)
Number of shares redesignated | shares	(10,476,190)
Series C preferred shares
Temporary Equity [Line Items]
Balance	¥ 161,101
Balance (in shares) | shares	4,902,554
Accretions of Preferred Shares to Redemption value	¥ 5,544
Conversion of convertible redeemable preferred shares upon IPO	¥ (166,645)
Number of shares redesignated | shares	(4,902,554)
Series D preferred shares
Temporary Equity [Line Items]
Balance	¥ 422,035
Balance (in shares) | shares	9,750,676
Accretions of Preferred Shares to Redemption value	¥ 15,618
Conversion of convertible redeemable preferred shares upon IPO	¥ (437,653)
Number of shares redesignated | shares	(9,750,676)
Series D+ preferred shares
Temporary Equity [Line Items]
Balance	¥ 178,035
Balance (in shares) | shares	3,497,954
Accretions of Preferred Shares to Redemption value	¥ 6,688
Conversion of convertible redeemable preferred shares upon IPO	¥ (184,723)
Number of shares redesignated | shares	(3,497,954)
Series E preferred shares
Temporary Equity [Line Items]
Balance	¥ 487,494
Balance (in shares) | shares	6,164,979
Accretions of Preferred Shares to Redemption value	¥ 16,904
Conversion of convertible redeemable preferred shares upon IPO	¥ (504,398)
Number of shares redesignated | shares	(6,164,979)
Series C-1 preferred shares
Temporary Equity [Line Items]
Balance	¥ 17,769
Balance (in shares) | shares	1,030,126
Accretions of Preferred Shares to Redemption value	¥ 628
Conversion of convertible redeemable preferred shares upon IPO	¥ (18,397)
Number of shares redesignated | shares	(1,030,126)